Other Non-current Assets	12 Months Ended
Dec. 31, 2025
Other Assets, Noncurrent [Abstract]
Other Non-current Assets

7. OTHER NON-CURRENT ASSETS

  Other non-current assets consisted of the followings:

	As of December 31,
	2024	2025
	RMB	RMB
Rental deposits	2,249	2,249
Others	179	136
	2,428	2,385